Income Taxes (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset
Cumulative net operating losses	$ 3,566,071	$ 3,178,439
Less valuation allowance	(3,566,071)	(3,178,439)
Net deferred tax asset	$ 0	$ 0